BORROWINGS	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
BORROWINGS
NOTE 20 - BORROWINGS
20.1 Analysis by nature

		At December 31,
		2022							2021
(in millions of Euros)		Nominal Value in Currency		Nominal rate	Nominal Value in Euros	(Arrange-ment fees)	Accrued interests	Carrying value	Carrying value
Secured Pan-U.S. ABL (due 2026) (A)			$85	Floating	80	—	1	81	—
Secured PGE French Facility (repaid in May 2022) (B)			€180	Floating	—	—	—	—	180
Senior Unsecured Notes (C)
Issued November 2017 and	due 2026		$300	5.875%	281	(2)	6	285	268
Issued November 2017 and	due 2026		€400	4.250%	400	(3)	6	403	402
Issued June 2020 and	due 2028		$325	5.625%	305	(5)	1	301	284
Issued February 2021 and	due 2029 (D)		$500	3.750%	469	(6)	4	467	438
Issued June 2021 and	due 2029 (D)		€300	3.125%	300	(4)	4	300	300
Unsecured Swiss Facility (repaid in June 2022)		CHF	15	1.175%	—	—	—	—	14
Lease liabilities					167	—	1	168	183
Other loans (E)					51	—	—	51	60
Total Borrowings					2,053	(20)	23	2,056	2,129
Of which non-current								1,908	1,871
Of which current								148	258
(A)In June 2022, the Pan-U.S. ABL was amended to, among other things, increase the commitment to $500 million, provide an incremental revolving credit facility accordion of up to $100 million, and replace the LIBOR reference rate by the SOFR reference rate.
(B)The initial maturity date of the PGE was May 2021 with an option for Constellium to extend for up to 5 years. In May 2021, the maturity date was extended to May 2022. In May 2022, the PGE was repaid accordingly.
(C)The Senior Unsecured Notes were issued by Constellium SE and are guaranteed by certain subsidiaries.
(D)For the $500 million Sustainability-Linked Senior Notes issued in February 2021 and the €300 million Sustainability-Linked Senior Notes issued in June 2021, Constellium has established two sustainability performance targets (greenhouse gas emissions intensity and recycled metal input). If Constellium does not satisfy the first target for the year ended December 31, 2025, the interest rates for both Notes will be increased by 0.125% starting April 15, 2026 and July 15, 2026 respectively. If Constellium does not satisfy the second target for the year ended December 31, 2026, the interest rates will be increased by 0.125% starting April 15, 2027 and July 15, 2027, respectively (in addition to any increase arising from failure to meet the first target). At December 31, 2022, the Group expects to satisfy these targets.
(E)At December 31, 2022 Other loans included €36 million of financial liabilities relating to the sale and leaseback of assets that were considered to be financing arrangements in substance.
20.2 Undrawn credit facilities and overdraft arrangements
At December 31, 2022, the Group had a €100 million Secured Inventory facility in place. This committed asset-based credit facility matures in April 2023 and was undrawn at December 31, 2022. The Group also uses a €50 million Money Market facility, as well as overdraft agreements with its commercial banks for cash management purposes. These arrangements are uncommitted and were undrawn at December 31, 2022.
20.3 Securities against borrowings and covenants
Assets pledged as security
Constellium has pledged assets and financial instruments as collateral against certain of its borrowings.
Pan-U.S. ABL
Obligations under this facility are, subject to certain permitted liens, secured by substantially all assets of Ravenswood, Muscle Shoals, and Bowling Green.
French Inventory Facility
Obligations under the Secured Inventory Facility of Constellium Issoire S.A.S. and Constellium Neuf-Brisach S.A.S. (the “French Inventory Facility”) are secured by possessory and non-possessory pledges of the eligible inventory of Constellium Issoire S.A.S. and Constellium Neuf-Brisach S.A.S.
Lease liabilities
Lease liabilities are generally secured as the rights to the leased assets recognized in the financial statements revert to the lessor in the event of default.
Covenants
The Group was in compliance with all applicable debt covenants at and for the years ended December 31, 2022 and 2021.
Constellium SE Senior Notes
The indentures for our outstanding Senior Notes contain customary terms and conditions, including amongst other things, limitations on incurring or guaranteeing additional indebtedness, on paying dividends, on making other restricted payments, on creating restrictions on dividends and other payments to us from certain of our subsidiaries, on incurring certain liens, on selling assets and subsidiary stock, and on merging.
Pan-U.S. ABL
This facility contains a fixed charge coverage ratio covenant along with customary affirmative and negative covenants. Evaluation of compliance with the maintenance covenants is only required if the excess availability falls below 10% of the aggregate revolving loan commitment.
20.4 Movements in borrowings

(in millions of Euros)	2022	2021
At January 1,	2,129	2,391
Cash flows
Proceeds from issuance of long-term borrowings (A)	—	712
Repayments of long-term borrowings (B)	(192)	(1,052)
Net change in revolving credit facilities and short-term borrowings (C)	72	(5)
Lease repayments	(37)	(32)
Payment of deferred financing costs	—	(13)
Non-cash changes
Movement in accrued interest	(1)	(11)
Changes in leases and other loans	18	18
Deferred arrangement fees	3	16
Effects of changes in foreign exchange rates	64	105
At December 31,	2,056	2,129
(A)In February 2021, Constellium SE issued $500 million 3.750% Sustainability-Linked Senior Notes (€412 million converted at the issuance date exchange rate). In June 2021, Constellium SE issued €300 million 3.125% Sustainability-Linked Senior Notes.
(B)For the twelve months ended December 31, 2022, repayments of long-term borrowings included the repayment of the PGE.
In February 2021, Constellium SE tendered and redeemed the $650 million 6.625% Senior Notes due 2025 (€536 million converted at the redemption date exchange rate). In June 2021, Constellium SE redeemed the $400 million 5.750% Senior Notes due 2024 (€328 million converted at the redemption date exchange rate). In November 2021, Constellium SE partially redeemed $200 million ( €177 million converted at the repayment date exchange rate) of the $500 million outstanding aggregate principal amount of the 5.875% Senior Notes due 2026.
(C)For the twelve months ended December 31, 2022, the net change in revolving credit facilities and short-term borrowings included the net proceeds from the Pan-U.S. ABL and the repayment of the Swiss facility.
20.5 Currency concentration

	At December 31,
(in millions of Euros)	2022	2021
U.S. Dollar	1,188	1,055
Euro	861	1,048
Other currencies	7	26
Total borrowings	2,056	2,129